Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income / (Loss)
Net income / (loss)	$ (5,402)	$ (3,241,518)	$ 80,014
Other Comprehensive income :
Reclassification of realized losses associated with capitalized interest to the Consolidated Statement of Operations (Note 10)	0	26,187	1,035
Actuarial gains	130	0	62
Total Other Comprehensive income	130	26,187	1,097
Total Comprehensive income / (loss)	$ (5,272)	$ (3,215,331)	$ 81,111